SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT

24. SUBSEQUENT EVENT

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued, with no material events or transactions needing recognition or disclosure found.